DECONSOLIDATIONS - Deconsolidation of Urban (Details)		1 Months Ended	12 Months Ended
	Nov. 25, 2022 CNY (¥) shares	Nov. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
DISPOSITION AND DECONSOLIDATION
Impairment of indefinite-lived intangible assets			¥ 16,027,000	$ 2,257,356	¥ 30,892,345	¥ 14,047,000
Impairment of long-lived assets			40,559,449	$ 5,712,679	48,306,360	¥ 0
Impairment loss of goodwill			0		91,236,480
Urban
DISPOSITION AND DECONSOLIDATION
Fair value of shares issued as consideration	¥ 126,000,000
Cash consideration	88,200,000		¥ 37,800,000
Impairment of indefinite-lived intangible assets		¥ 12,000,345
Impairment of long-lived assets		10,640,503
Impairment loss of goodwill		¥ 49,037,576
Urban | Disposed by sale
DISPOSITION AND DECONSOLIDATION
Purchase price	¥ 142,971,057
Number of ordinary shares | shares	870,908
Fair value of shares issued as consideration	¥ 16,971,057
Loss on disposal					¥ 855,223